CONCENTRATIONS	12 Months Ended
Dec. 31, 2014
CONCENTRATIONS
5.	CONCENTRATIONS

Cash Concentration

The Company has historically maintained checking accounts at two financial institutions. These accounts are each insured by the Federal Deposit Insurance Corporation for up to $250,000. Historically, the Company has not experienced any significant losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents. As of December 31, 2014, the Company maintained approximately $10.8 million of uninsured deposits.